FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Assets and Liabilities Unobservable Input Reconciliation (Details) - Derivative Financial Instruments, Assets - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Level 3 derivative net asset at January 1	$ 15	$ 30
Loss included in revenue from risk management and physical derivative contracts	(132)	(15)
Level 3 derivative net (liability) asset at December 31	$ (117)	$ 15